FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2019	Sep. 20, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt	$ 3,351,714
Senior secured notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long term debt	3,424,273
Debt instrument, face		$ 35,000,000
Senior secured notes | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 3,792,768